Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Value Index Fund
	Aug. 29, 2022
Fidelity Mid Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	28.19%
Since Inception	15.65%
Fidelity Mid Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.84%
Since Inception	14.55%
Fidelity Mid Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.18%
Since Inception	11.87%
RS013
Average Annual Return:
Past 1 year	28.34%
Since Inception	15.86%	[1]

[1]	A From July 11, 2019